Discretionary decisions and sources of estimation uncertainties - Trade accounts receivable and allowance for doubtful accounts (Details) € in Thousands	12 Months Ended
	Dec. 31, 2017 EUR (€) country	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)
Trade accounts Receivable and Allowance for Doubtful Accounts
Trade accounts receivable, less allowance for doubtful accounts of 482,461 in 2016 and 427,841 in 2015 | €	€ 3,330,990	€ 3,491,079
Allowance for doubtful accounts | €	€ 474,891	€ 482,461	€ 427,841	€ 344,706
Minimum period of receivables overdue, additional valuation allowance is recorded based on an individual country risk	1 year
Percentage of the gross amount of the trade accounts receivable if were uncollectible, operating income for 2016 would have been reduced by approximately 1.6%	1.00%
Percentage of operating income reduced, if 1% of trade accounts receivable were uncollectible	1.50%
Minimum | Dialysis Products
Trade accounts Receivable and Allowance for Doubtful Accounts
Number of countries the Company sells products and services to, directly or through distributors | country	150
Minimum | Health Care
Trade accounts Receivable and Allowance for Doubtful Accounts
Number of countries the Company sells products and services to, directly or through distributors | country	50
North America Segment
Trade accounts Receivable and Allowance for Doubtful Accounts
Number of days collection process started, after service is provided or upon the expiration of the time provided by contract	30 days